Commitments (Details) - Schedule of maturities of the office lease liabilities	Sep. 30, 2021 USD ($)
Schedule of maturities of the office lease liabilities [Abstract]
For the years ended September 30, 2022,	$ 67,604
For the years ended September 30, 2023	67,604
Total undiscounted cash flows	135,208
Less: imputed interest	(6,523)
Present value of lease liabilities	$ 128,685